Supplemental Cash Flow Information (Tables)	9 Months Ended
Sep. 30, 2023
Supplemental Cash Flow Elements [Abstract]
Schedule of Non-cash Investing and Financing Transactions

Non-cash investing and financing transactions presented separately from the condensed consolidated statements of cash flows for the nine months ended September 30, 2023 and 2022 are as follows (in thousands):

	Nine Months Ended September 30,
	2023	2022
Cash paid during the period for interest	$27	$14
Issuance of preferred stock in exchange for debt	$36,000	$-
Issuance of common stock upon vesting of restricted stock units (Note 8)	$2	$6
Issuance of warrants for debt issuance under the 2020 Loan Agreement	$-	$178
Fair value of liability classified warrants at debt inception date (Note 6)	$663	$3,666
Debt refinanced with new debt (Note 5)	$-	$7,160

Schedule of Condensed Consolidated Pro Forma Balance Sheets

	September 30, 2023	Adjustment	Adjusted Balance

ASSETS
Current assets:
Cash and cash equivalents	$397	$-	$397
Accounts and grants receivable, net	67	-	67
Related party receivables, net	4	-	4
Prepaid expenses and other current assets	673	-	673
Total current assets	1,141	-	1,141

Restricted cash	50	-	50
Intangible assets, net	640	-	640
Convertible note receivable	10,379	-	10,379
TOTAL ASSETS	$12,210	$-	$12,210

LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ EQUITY (DEFICIT)
Current liabilities:
Accounts payable and accrued liabilities	$1,671	$-	$1,671
Loan due to Juvenescence, net of debt issuance costs, current portion	1,526	-	1,526
Insurance premium liability and other current liabilities	7	-	7
Total current liabilities	3,204	-	3,204

Loan due to Juvenescence, net of debt issuance costs, net of current portion	693	-	693
TOTAL LIABILITIES	3,897	-	3,897

Commitments and contingencies

Series A preferred stock; no par value; stated value $100 per share; 212 and nil shares issued and outstanding, respectively	21,135	(21,135)	-
Series B preferred stock; no par value; stated value $100 per share; 148 and nil shares issued and outstanding, respectively	14,823	(14,823)	-

Stockholders’ equity (deficit):
Preferred stock, $0.0001 par value, 5,000 shares authorized; and
Series A Preferred stock - 212 and nil shares issued and outstanding, respectively	-	-	-
Series B Preferred stock - 148 and nil shares issued and outstanding, respectively	-	-	-
Common stock, $0.0001 par value, 200,000 shares authorized; and 37,951 and 37,949 shares issued and outstanding, respectively	4	-	4
Additional paid-in capital	100,017	35,958	135,975
Accumulated deficit	(127,557)	-	(127,557)
Total AgeX Therapeutics, Inc. stockholders’ equity (deficit)	(27,536)	35,958	8,422
Noncontrolling interest	(109)	-	(109)
Total stockholders’ equity (deficit)	(27,645)	35,958	8,313
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ EQUITY (DEFICIT)	$12,210	$-	$12,210